Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

21. INCOME TAX

(a) Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company’s subsidiary is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong S.A.R.

Under the current Hong Kong S.A.R. Inland Revenue Ordinance, the Company’s Hong Kong S.A.R. subsidiary is subject to Hong Kong S.A.R. profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong S.A.R.. Payments of dividends by the Hong Kong S.A.R. subsidiary to the Company is not subject to withholding tax in Hong Kong S.A.R.. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti- fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for Hong Kong profits tax has been made in the financial statements as the subsidiary in Hong Kong has no assessable profits for the year ended December 31, 2023, 2024 and 2025.

PRC, excluding Hong Kong S.A.R.

The Group’s PRC subsidiaries, VIEs and the VIEs’ subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) at the statutory income tax rate of 25%, unless otherwise specified. According to the CIT Law, entities that qualify as “high-and-new technology enterprises” (“HNTE”) are entitled to a preferential income tax rate of 15%, and entities that qualify as “small enterprises with low profits’ are entitled to a preferential income tax rate of 20%.

Beijing Yimutian and Yimutian Xinnong were qualified as a High and New Technology Enterprise (“HNTE”), since 2018 and is eligible for a 15% preferential tax rate from 2018 to 2020. In December 2021, Beijing Yimutian, and Yimutian Xinnong renewed the certificate with a validity term of three years from 2023 to 2024. From year 2023 to year 2024, Beijing Douniu became eligible as HNTE enabling it to enjoy a preferential tax rate of 15%. All of them renewed the certificate with a validity term of three years from 2024 to 2026.

The components of loss before income taxes are as follows:

	For the year ended December 31,
	2024	2025
	RMB	RMB	USD

PRC, excluding Hong Kong S.A.R	(34,899)	(23,372)	(3,342)
Hong Kong S.A.R	(40)	(4)	(1)
Cayman Islands	(40)	(24,001)	(3,432)
Total	(34,979)	(47,377)	(6,775)

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the year ended December 31, 2023, 2024 and 2025 are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	%	%	%
PRC Statutory income tax rate	25.0	25.0	25.0
(Decrease) increase in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	(3.1)	(8.5)	(3.1)
Preferential tax rate	(8.4)	(8.4)	(8.4)
Changes in tax rate	0.5	—	0.5
Research and development expenses additional deduction	9.6	8.9	8.6
Other non-deductible expenses	(12.4)	(0.2)	(10.0)
Change in valuation allowance	(11.2)	(16.8)	(12.6)
Effective income tax rate	—	—	—

The effective tax rate is not meaningful due to the Company's net loss position and full valuation allowance recorded against deferred tax assets.

(b) Deferred tax assets and deferred tax liabilities

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD

Deferred income tax assets:
Net operating loss carry forwards	226,344	222,129	182,723	26,129
Others	4,103	—	—	—
Provision for credit losses	340	113	82	12
Lease liabilities	3,010	2,251	671	96
Others	43	—	—	—
Deferred income tax assets	233,840	224,493	183,476	26,237
Less: valuation allowance	(230,830)	(222,243)	(182,723)	(26,129)
Deferred income tax assets, net	3,010	2,250	753	108
Deferred income tax liabilities:	(3,010)	(2,250)	(753)	(108)
Operating lease right of use assets	(3,010)	(2,250)	(753)	(108)
Total deferred income tax liabilities	—	—	—	—

The Company recorded no income tax expense for the years ended December 31, 2023, 2024 and 2025, as a full valuation allowance was recognized against its deferred tax assets

A full valuation allowance is recorded due to cumulative losses and lack of sufficient positive evidence that deferred tax assets will be realized.

Deferred tax assets and liabilities are presented on a net basis by tax jurisdiction in accordance with ASC 740.

As the Group has incurred cumulative losses, a full valuation allowance has been recorded against deferred tax assets, resulting in no income tax expense for the year.

As of December 31, 2025, the Group had net operating loss carry forwards of RMB730,893, primarily attributable to the PRC subsidiaries, consolidated VIEs and the VIEs’ subsidiaries. For HNTEs, the loss carried forward will expire during the period from year 2025 to year 2034. For the other PRC companies, the loss carried forward will expire during the period from year 2025 to year 2029.

	As of December 31,
	RMB	USD
2026	70,925	10,142
2027	56,806	8,123
2028	57,409	8,209
2029	120,575	17,242
Thereafter	425,178	60,800
Total	730,893	104,516